OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

7. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Deposits	6,531,928	16,935,994
Prepayment for property, plant and equipment	8,683,050	8,423,185
Prepayment for insurance	4,103,681	10,628,935

Other non-current assets	19,318,659	35,988,114